Share-Based Payments - Other Share Based Payment Plan (Details) shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	7,547	7,603
Liabilities accrued	CAD 300	CAD 295
Compensation expense	476,000	362,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	125,000	171,000
Income tax expense (benefit)	CAD (32,000)	CAD (47,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	6,507	6,612
Liabilities accrued	CAD 250	CAD 250
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	1,040	991
Liabilities accrued	CAD 50	CAD 45